Basis of preparation	12 Months Ended
Dec. 31, 2022
Basis Of Preparation
Basis of preparation

2.	Basis of preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”).

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments measured at their fair value. The consolidated financial statements are presented in millions of Brazilian Reais (“R$”), which is the functional currency of the Company. The functional currency of associates and subsidiaries located abroad is the local currency of each jurisdiction.

These consolidated financial statements were approved by the Board of Directors on August 16, 2023

The statement of income and the explanatory notes related to the result for the years ended December 31, 2021 and 2020 are being restated due to the discontinuity of the business of the Extra Hiper stores (Note 1.1) and due to the segregation process and discontinuation of its subsidiary Éxito (Note 1.2), as per requirements in IFRS 5 – Non-current assets held for sale and Discontinued Operation.

The consolidated statements of cash flow include the cash flow from continuing and discontinued operations. The details of the cash flows from discontinued operations are disclosed in Note 33.

The consolidated financial statements include the financial information of all subsidiaries over which the Group exercises control directly or indirectly. The determination if a subsidiary is controlled by the Group and the basis of consolidation are in accordance with the requirements of IFRS 10 - Consolidated Financial Statements.

The financial statements of the subsidiaries are prepared on the same closing date of the reporting period of the Company, using consistent accounting policies. All intercompany balances, transactions are eliminated upon consolidation.

Gains or losses resulting from changes in equity interest in subsidiaries, which do not result in loss of control, are directly recorded in equity.

The list of subsidiaries and associates is presented in Note 12.1